UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
November 30, 2015
unaudited
Bonds, notes & other debt instruments 94.99% U.S. Treasury bonds & notes 56.02% U.S. Treasury 43.12%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2016	$9,775	$9,776
U.S. Treasury 0.625% 2016	150,000	149,877
U.S. Treasury 0.625% 2016	15,000	14,984
U.S. Treasury 0.875% 2016[1]	30,250	30,311
U.S. Treasury 5.125% 2016	96,500	98,562
U.S. Treasury 7.50% 2016	40,000	42,574
U.S. Treasury 0.875% 2017	130,000	130,111
U.S. Treasury 0.875% 2017[1]	90,000	90,077
U.S. Treasury 0.875% 2017	20,600	20,606
U.S. Treasury 0.875% 2017	5,250	5,253
U.S. Treasury 1.00% 2017	197,950	198,481
U.S. Treasury 1.00% 2018	125,000	124,350
U.S. Treasury 1.50% 2019	717,500	717,586
U.S. Treasury 1.50% 2019	159,000	159,192
U.S. Treasury 1.50% 2019	77,900	78,253
U.S. Treasury 1.625% 2019	535,300	539,400
U.S. Treasury 1.625% 2019	231,500	232,539
U.S. Treasury 1.625% 2019	140,000	141,033
U.S. Treasury 1.625% 2019	20,000	20,186
U.S. Treasury 1.75% 2019	44,000	44,486
U.S. Treasury 3.625% 2019	129,500	139,799
U.S. Treasury 1.25% 2020	245,500	242,633
U.S. Treasury 1.25% 2020	10,100	9,973
U.S. Treasury 1.375% 2020	207,746	204,979
U.S. Treasury 1.375% 2020	182,067	179,713
U.S. Treasury 1.375% 2020	153,750	152,339
U.S. Treasury 1.375% 2020	41,500	41,014
U.S. Treasury 1.375% 2020	21,000	20,843
U.S. Treasury 1.50% 2020	131,700	131,134
U.S. Treasury 1.625% 2020	177,000	176,917
U.S. Treasury 1.625% 2020	110,650	110,663
U.S. Treasury 2.125% 2020	49,700	50,764
U.S. Treasury 2.625% 2020	25,000	26,091
U.S. Treasury 3.50% 2020	16,400	17,731
U.S. Treasury 8.75% 2020	15,000	19,611
U.S. Treasury 3.625% 2021	5,400	5,903
U.S. Treasury 8.00% 2021	20,000	26,938
U.S. Treasury 1.875% 2022	21,900	21,731
U.S. Treasury 1.875% 2022	21,500	21,395
U.S. Treasury 7.125% 2023	15,000	20,202
U.S. Treasury 2.00% 2025	170,650	167,302
U.S. Treasury 2.125% 2025	23,500	23,311
U.S. Treasury 2.875% 2045	169,150	165,371
U.S. Treasury 3.00% 2045	34,850	34,990
		4,858,984
Intermediate Bond Fund of America — Page 1 of 16

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 12.90%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.135% 2016[2]	$21,561	$21,463
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	470,468	466,949
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	142,456	136,762
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	179,363	179,256
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	75,651	72,976
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	278,703	272,788
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	125,608	144,589
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	2,997	3,374
U.S. Treasury Inflation-Protected Security 0.649% 2043[2]	81,662	70,789
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	35,736	37,227
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	53,961	48,171
		1,454,344
Total U.S. Treasury bonds & notes		6,313,328
Corporate bonds & notes 17.51% Financials 6.54%
ACE INA Holdings Inc. 2.30% 2020	3,075	3,057
ACE INA Holdings Inc. 2.875% 2022	2,760	2,746
ACE INA Holdings Inc. 3.35% 2026	2,760	2,756
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,160	2,172
American Campus Communities, Inc. 3.35% 2020	8,120	8,138
American Express Co. 6.15% 2017	2,900	3,124
American Express Co. 0.919% 2018[3]	15,000	14,955
American International Group, Inc. 4.125% 2024	6,400	6,676
Bank of America Corp. 3.75% 2016	10,000	10,167
Bank of America Corp. 5.75% 2017	5,070	5,459
Bank of America Corp. 2.625% 2020	14,500	14,451
Bank of America Corp. 5.625% 2020	7,000	7,874
Bank of America Corp., Series L, 3.625% 2016	5,745	5,792
Bank of Nova Scotia 2.35% 2020	5,000	4,977
Bank of Tokyo-Mitsubishi, Ltd., 2.75% 2020[4]	6,850	6,883
Barclays Bank PLC 6.05% 2017[4]	4,140	4,441
Barclays Bank PLC 2.50% 2019	7,000	7,080
Barclays Bank PLC 3.65% 2025	9,025	8,772
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,594
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,046
BNP Paribas 3.60% 2016	7,000	7,045
BNP Paribas 5.00% 2021	8,000	8,904
BPCE SA group 5.15% 2024[4]	5,300	5,482
Capital One Bank 1.15% 2016	5,000	4,998
Charles Schwab Corp. 3.45% 2026	3,250	3,292
Citigroup Inc. 4.587% 2015	18,865	18,894
Citigroup Inc. 3.953% 2016	5,535	5,622
Citigroup Inc. 2.65% 2020	1,670	1,667
Corporate Office Properties LP 5.00% 2025	725	705
Credit Agricole SA 4.375% 2025[4]	3,025	2,979
Credit Suisse Group AG 3.00% 2021	10,500	10,542
Credit Suisse Group AG 3.80% 2022[4]	11,000	11,103
DDR Corp. 4.25% 2026	1,835	1,834
Developers Diversified Realty Corp. 9.625% 2016	1,400	1,432
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,808
EPR Properties 4.50% 2025	3,000	2,878
ERP Operating LP 5.75% 2017	20,000	21,253
Intermediate Bond Fund of America — Page 2 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Essex Portfolio L.P. 3.50% 2025	$2,000	$1,947
Goldman Sachs Group, Inc. 3.625% 2016	15,625	15,707
Goldman Sachs Group, Inc. 2.75% 2020	7,600	7,654
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,984
Goldman Sachs Group, Inc. 3.625% 2023	6,100	6,271
Hospitality Properties Trust 6.30% 2016	6,340	6,365
Hospitality Properties Trust 6.70% 2018	11,450	12,172
Host Hotels & Resorts LP 4.50% 2026	2,000	2,005
HSBC Finance Corp. 0.713% 2016[3]	4,400	4,395
HSBC Holdings PLC 4.00% 2022	2,950	3,114
HSBC Holdings PLC 4.25% 2025	15,000	15,137
Intercontinentalexchange, Inc. 4.00% 2023	3,000	3,109
Intercontinentalexchange, Inc. 3.75% 2025	8,730	8,819
Intesa Sanpaolo SpA 5.017% 2024[4]	5,935	5,953
JPMorgan Chase & Co. 1.125% 2016	15,000	15,013
JPMorgan Chase & Co. 2.25% 2020	5,000	4,985
JPMorgan Chase & Co. 2.55% 2020	17,670	17,641
JPMorgan Chase & Co. 2.75% 2020	7,500	7,596
Kimco Realty Corp. 5.70% 2017	5,500	5,790
Kimco Realty Corp. 3.40% 2022	545	544
Kimco Realty Corp., Series C, 5.783% 2016	8,500	8,616
MetLife Global Funding I 2.30% 2019[4]	4,720	4,762
MetLife Global Funding I 2.00% 2020[4]	830	820
MetLife Global Funding I 2.50% 2020[4]	12,500	12,512
Morgan Stanley 1.75% 2016	10,000	10,025
Morgan Stanley 3.80% 2016	3,325	3,366
Morgan Stanley 2.125% 2018	10,000	10,080
New York Life Global Funding 1.55% 2018[4]	10,000	9,947
New York Life Global Funding 2.10% 2019[4]	7,000	7,022
New York Life Global Funding 1.95% 2020[4]	7,200	7,126
Nordea Bank AB 3.125% 2017[4]	5,000	5,117
Nordea Bank AB 1.875% 2018[4]	8,575	8,562
Nordea Bank AB 2.50% 2020[4]	5,000	5,002
Northern Trust Corp. 5.85% 2017[4]	12,750	13,754
PNC Bank 2.40% 2019	4,775	4,810
PNC Financial Services Group, Inc. 2.854% 2022	5,000	4,946
PRICOA Global Funding I 1.35% 2017[4]	6,000	5,982
PRICOA Global Funding I 2.55% 2020[4]	10,000	10,016
Prologis, Inc. 3.35% 2021	1,000	1,017
Prologis, Inc. 3.75% 2025	1,910	1,917
QBE Insurance Group Ltd. 2.40% 2018[4]	2,300	2,330
Rabobank Nederland 4.625% 2023	10,000	10,440
Rabobank Nederland 4.375% 2025	8,025	8,215
Royal Bank of Scotland PLC 4.375% 2016	5,000	5,052
Scentre Group 3.25% 2025[4]	1,500	1,423
Scentre Group 3.50% 2025[4]	3,500	3,415
Simon Property Group, LP 6.10% 2016	7,000	7,053
Skandinaviska Enskilda 2.625% 2020[4]	12,500	12,512
Svenska Handelsbanken AB 1.625% 2018	12,500	12,486
TD Ameritrade Holding Co. 2.95% 2022	6,430	6,426
UBS Group AG 4.125% 2025[4]	7,500	7,564
Unum Group 5.625% 2020	1,100	1,220
Unum Group 3.875% 2025	4,350	4,304
US Bancorp., junior subordinated 5.125% (undated)	7,920	7,974
Intermediate Bond Fund of America — Page 3 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 2.70% 2019[4]	$13,885	$13,833
WEA Finance LLC 3.25% 2020[4]	12,280	12,386
WEA Finance LLC 3.75% 2024[4]	9,290	9,284
Wells Fargo & Co. 1.25% 2016	7,000	7,023
Wells Fargo & Co. 3.676% 2016	7,000	7,111
Wells Fargo & Co. 1.43% 2020[3]	5,305	5,305
Wells Fargo & Co. 2.55% 2020	17,400	17,381
Wells Fargo & Co. 3.55% 2025	5,000	5,067
Westpac Banking Corp. 3.00% 2015	6,300	6,303
Westpac Banking Corp. 2.60% 2020	25,000	25,082
		736,387
Health care 3.33%
AbbVie Inc. 1.80% 2018	18,000	17,990
AbbVie Inc. 2.50% 2020	7,285	7,247
AbbVie Inc. 3.60% 2025	10,425	10,351
Actavis Funding SCS 3.00% 2020	14,180	14,394
Actavis Funding SCS 3.45% 2022	6,400	6,482
Actavis Funding SCS 3.80% 2025	23,000	23,250
AstraZeneca PLC 3.375% 2025	10,000	10,049
Baxalta Inc. 2.875% 2020[4]	9,100	9,043
Baxalta Inc. 4.00% 2025[4]	4,990	4,956
Becton, Dickinson and Co. 1.80% 2017	7,500	7,520
Becton, Dickinson and Co. 2.675% 2019	15,000	15,193
Biogen Inc. 4.05% 2025	20,500	20,714
Boston Scientific Corp. 3.375% 2022	2,000	1,986
Boston Scientific Corp. 3.85% 2025	5,000	4,971
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	996
Celgene Corp. 3.875% 2025	21,380	21,391
DENTSPLY International Inc. 2.75% 2016	3,930	3,970
Eli Lilly and Co. 1.25% 2018	700	699
EMD Finance LLC 2.40% 2020[4]	3,000	2,963
EMD Finance LLC 2.95% 2022[4]	24,050	23,228
EMD Finance LLC 3.25% 2025[4]	2,750	2,629
Express Scripts Inc. 2.65% 2017	7,560	7,653
Gilead Sciences, Inc. 3.05% 2016	6,000	6,125
Gilead Sciences, Inc. 3.25% 2022	1,750	1,777
Gilead Sciences, Inc. 3.70% 2024	6,300	6,486
Gilead Sciences, Inc. 3.65% 2026	11,500	11,609
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,499
HCA Inc. 5.25% 2025	2,500	2,538
McKesson Corp. 0.95% 2015	3,035	3,035
McKesson Corp. 1.40% 2018	5,000	4,952
Medtronic, Inc. 2.50% 2020	6,480	6,568
Medtronic, Inc. 3.50% 2025	4,775	4,841
Merck & Co., Inc. 1.10% 2018	5,250	5,230
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,174
Roche Holdings, Inc. 0.622% 2019[3,4]	8,500	8,440
Roche Holdings, Inc. 3.35% 2024[4]	4,035	4,158
St. Jude Medical, Inc. 2.80% 2020	16,565	16,619
St. Jude Medical, Inc. 3.875% 2025	6,525	6,603
Thermo Fisher Scientific Inc. 1.30% 2017	7,000	6,988
Thermo Fisher Scientific Inc. 2.40% 2019	7,000	7,031
UnitedHealth Group Inc. 1.875% 2016	3,650	3,687
Intermediate Bond Fund of America — Page 4 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 2.25% 2019	$6,000	$6,006
Zimmer Holdings, Inc. 2.00% 2018	6,125	6,114
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,687
Zimmer Holdings, Inc. 3.15% 2022	6,365	6,308
Zoetis Inc. 4.50% 2025	5,000	5,083
		375,233
Utilities 1.83%
American Electric Power Co. 1.65% 2017	10,000	9,932
Berkshire Hathaway Energy Co. 2.40% 2020	2,620	2,603
CMS Energy Corp. 3.60% 2025	1,635	1,640
Consumers Energy Co. 2.85% 2022	7,500	7,460
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	523
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,983
Duke Energy Corp. 3.75% 2024	16,860	17,179
E.ON International Finance BV 5.80% 2018[4]	13,000	14,101
Electricité de France SA 2.35% 2020[4]	15,000	14,841
Electricité de France SA 3.625% 2025[4]	20,900	20,735
Entergy Louisiana, LLC 3.30% 2022	1,275	1,286
Exelon Corp. 2.85% 2020	22,945	23,028
Exelon Corp. 3.95% 2025	6,935	7,042
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,436
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,325
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	765	753
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,050	4,027
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,895	1,893
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	11,152
Niagara Mohawk Power Corp. 3.508% 2024[4]	5,340	5,392
NV Energy, Inc 6.25% 2020	1,200	1,373
Pacific Gas and Electric Co. 3.85% 2023	12,220	12,778
PSEG Power LLC 2.75% 2016	2,810	2,846
Public Service Co. of Colorado 5.80% 2018	2,250	2,477
Puget Sound Energy, Inc., First Lien, 6.50% 2020	3,000	3,463
Southern California Edison Co. 1.845% 2022[5]	4,248	4,221
Tampa Electric Co. 2.60% 2022	3,000	2,897
Teco Finance, Inc. 4.00% 2016	6,000	6,045
Teco Finance, Inc. 5.15% 2020	3,000	3,274
		205,705
Consumer discretionary 1.59%
21st Century Fox America, Inc. 3.70% 2025[4]	2,000	2,013
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[4]	5,920	5,956
Cox Communications, Inc. 6.25% 2018[4]	250	270
Daimler Finance NA LLC 2.70% 2020[4]	7,500	7,483
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	6,130	6,083
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,877
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,043
Ford Motor Credit Co. 1.70% 2016	7,500	7,520
Ford Motor Credit Co. 1.684% 2017	10,000	9,915
Ford Motor Credit Co. 2.551% 2018	9,435	9,462
Ford Motor Credit Co. 3.157% 2020	2,000	2,003
Ford Motor Credit Co. 3.20% 2021	5,000	4,994
Ford Motor Credit Co. 4.134% 2025	2,500	2,508
General Motors Co. 4.00% 2025	3,110	3,007
Intermediate Bond Fund of America — Page 5 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.10% 2019	$6,500	$6,510
General Motors Financial Co. 3.70% 2020	6,810	6,831
General Motors Financial Co. 4.30% 2025	7,500	7,381
Hyundai Capital America 2.60% 2020[4]	5,910	5,837
Hyundai Capital Services Inc. 2.625% 2020[4]	900	889
Johnson Controls, Inc. 1.40% 2017	5,000	4,951
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,355
NBCUniversal Media, LLC 2.875% 2016	7,000	7,053
Thomson Reuters Corp. 1.65% 2017	25,760	25,725
Time Warner Inc. 3.60% 2025	12,500	12,399
Toyota Motor Credit Corp. 2.15% 2020	2,000	2,008
Volkswagen International Finance NV 2.125% 2018[4]	10,000	9,436
		179,509
Consumer staples 1.47%
Altria Group, Inc. 2.625% 2020	4,775	4,810
Altria Group, Inc. 4.75% 2021	4,000	4,374
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	7,117
British American Tobacco International Finance PLC 2.75% 2020[4]	2,000	2,028
Coca-Cola Co. 1.80% 2016	6,500	6,559
ConAgra Foods, Inc. 1.30% 2016	8,590	8,592
Kraft Foods Inc. 2.25% 2017	5,000	5,058
PepsiCo, Inc. 2.50% 2016	10,000	10,086
Pernod Ricard SA 2.95% 2017[4]	14,500	14,692
Philip Morris International Inc. 1.875% 2019	2,400	2,411
Philip Morris International Inc. 2.90% 2021	8,850	8,974
Procter & Gamble Co. 1.45% 2016	2,410	2,424
Reynolds American Inc. 2.30% 2018	2,645	2,680
Reynolds American Inc. 3.25% 2020	7,355	7,543
Reynolds American Inc. 4.00% 2022	11,290	11,761
Reynolds American Inc. 4.45% 2025	28,715	30,226
SABMiller Holdings Inc. 2.45% 2017[4]	2,290	2,313
SABMiller Holdings Inc. 2.20% 2018[4]	2,700	2,700
The JM Smucker Co. 2.50% 2020	400	400
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,060
Wal-Mart Stores, Inc. 1.125% 2018	10,000	9,986
Wal-Mart Stores, Inc. 5.80% 2018	740	813
WM. Wrigley Jr. Co 3.375% 2020[4]	13,000	13,390
		165,997
Energy 1.10%
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,002
BG Energy Capital PLC 2.875% 2016[4]	5,750	5,823
Enbridge Energy Partners, LP 5.875% 2025	5,000	5,002
Energy Transfer Partners, LP 4.75% 2026	5,000	4,486
Halliburton Co. 3.375% 2022	1,770	1,782
Halliburton Co. 3.80% 2025	1,660	1,674
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,020
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,022
Kinder Morgan, Inc. 3.05% 2019	3,785	3,472
Kinder Morgan, Inc. 4.30% 2025	7,825	6,627
Noble Corp PLC 5.95% 2025	2,500	2,007
Shell International Finance BV 2.125% 2020	7,605	7,588
Shell International Finance BV 2.25% 2020	10,000	9,992
Intermediate Bond Fund of America — Page 6 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 3.125% 2017	$17,000	$17,539
Statoil ASA 1.95% 2018	1,595	1,602
Statoil ASA 2.75% 2021	2,120	2,117
Total Capital Canada Ltd. 1.45% 2018	20,130	20,118
Total Capital SA 2.30% 2016	8,000	8,039
Williams Partners LP 3.60% 2022	3,000	2,633
Williams Partners LP 4.30% 2024	3,750	3,260
Williams Partners LP 4.00% 2025	5,000	4,093
		123,898
Telecommunication services 0.76%
AT&T Inc. 2.40% 2016	16,530	16,696
AT&T Inc. 2.95% 2016	8,000	8,076
AT&T Inc. 3.40% 2025	12,500	12,145
Deutsche Telekom International Finance BV 3.125% 2016[4]	10,250	10,328
Deutsche Telekom International Finance BV 2.25% 2017[4]	11,100	11,200
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,029
Verizon Communications Inc. 2.625% 2020	21,829	22,056
		85,530
Industrials 0.69%
Atlas Copco AB 5.60% 2017[4]	4,000	4,206
Canadian National Railway Co. 5.85% 2017	7,000	7,567
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	1,033	1,097
General Electric Capital Corp. 0.964% 2016[4]	9,608	9,620
General Electric Capital Corp. 1.00% 2015	11,300	11,302
General Electric Corp. 5.25% 2017	7,500	8,090
Lockheed Martin Corp. 2.50% 2020	19,735	19,796
Norfolk Southern Corp. 5.75% 2016	7,190	7,233
Siemens AG 2.15% 2020[4]	2,000	1,990
Union Pacific Corp. 5.70% 2018	5,900	6,534
		77,435
Information technology 0.18%
International Business Machines Corp. 1.95% 2016	2,650	2,672
International Business Machines Corp. 2.00% 2016	7,000	7,009
Microsoft Corp. 3.125% 2025	7,500	7,560
Samsung Electronics America, Inc. 1.75% 2017[4]	3,475	3,472
		20,713
Materials 0.02%
Georgia-Pacific Corp. 2.539% 2019[4]	2,500	2,497
Total corporate bonds & notes		1,972,904
Mortgage-backed obligations 11.79% Federal agency mortgage-backed obligations 8.67%
Fannie Mae 5.00% 2023[5]	964	1,019
Fannie Mae 9.048% 2026[3,5]	77	85
Fannie Mae 6.00% 2028[5]	891	1,010
Fannie Mae 6.00% 2028[5]	310	350
Fannie Mae 6.00% 2028[5]	281	318
Fannie Mae 6.50% 2034[5]	941	1,087
Fannie Mae 3.50% 2035[5]	25,200	26,385
Fannie Mae 7.00% 2037[5]	195	217
Intermediate Bond Fund of America — Page 7 of 16

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.50% 2037[5]	$61	$68
Fannie Mae 6.50% 2039[5]	666	761
Fannie Mae 5.50% 2040[5]	1,351	1,513
Fannie Mae 5.50% 2040[5]	715	799
Fannie Mae 4.00% 2045[5,6]	69,500	73,747
Fannie Mae 7.00% 2047[5]	71	81
Fannie Mae, Series 2001-4, Class GA, 9.397% 2025[3,5]	78	87
Fannie Mae, Series 2001-4, Class NA, 9.748% 2025[3,5]	41	46
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	422	490
Fannie Mae, Series 2001-20, Class D, 10.974% 2031[3,5]	1	1
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[5]	1,186	1,107
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[5]	3,119	2,876
Fannie Mae, Series 2007-114, Class A7, 0.421% 2037[3,5]	12,500	12,367
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	120	142
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	477	556
Freddie Mac 6.00% 2026[5]	103	116
Freddie Mac 6.00% 2026[5]	36	41
Freddie Mac 6.50% 2027[5]	680	773
Freddie Mac 3.50% 2035[5]	34,845	36,488
Freddie Mac 3.50% 2035[5]	15,352	16,106
Freddie Mac 6.00% 2037[5]	983	1,128
Freddie Mac 6.00% 2037[5]	210	241
Freddie Mac 5.00% 2041[5]	615	679
Freddie Mac, Series 1567, Class A, 0.597% 2023[3,5]	18	18
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	37	38
Freddie Mac, Series T-041, Class 3-A, 6.104% 2032[3,5]	288	330
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[5]	2,732	2,520
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	1,421	1,281
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[5]	362	320
Government National Mortgage Assn. 4.50% 2042[5]	54	59
Government National Mortgage Assn. 4.50% 2044[5]	4,920	5,291
Government National Mortgage Assn. 4.00% 2045[5,6]	340,108	361,345
Government National Mortgage Assn. 4.50% 2045[5]	161,553	173,733
Government National Mortgage Assn. 4.50% 2045[5]	50,851	54,685
Government National Mortgage Assn. 4.50% 2045[5]	40,049	43,088
Government National Mortgage Assn. 4.50% 2045[5]	35,363	38,062
Government National Mortgage Assn. 4.50% 2045[5]	34,512	37,127
Government National Mortgage Assn. 4.50% 2045[5]	13,279	14,280
Government National Mortgage Assn. 4.50% 2045[5]	2,136	2,297
Government National Mortgage Assn. 3.50% 2046[5,6]	10,000	10,420
Government National Mortgage Assn. 5.00% 2046[5]	6,000	6,577
Government National Mortgage Assn. 1.524% 2060[3,5]	1,689	1,725
Government National Mortgage Assn. 4.626% 2061[5]	1,358	1,431
Government National Mortgage Assn. 4.671% 2061[5]	2,647	2,805
Government National Mortgage Assn. 4.672% 2061[5]	1,931	2,049
Government National Mortgage Assn. 4.70% 2061[5]	1,810	1,905
Government National Mortgage Assn. 4.797% 2061[5]	1,202	1,259
Government National Mortgage Assn. 4.681% 2062[5]	2,031	2,164
Government National Mortgage Assn. 4.861% 2062[5]	140	148
Government National Mortgage Assn. 4.869% 2062[5]	404	427
Government National Mortgage Assn. 5.181% 2062[5]	253	268
Government National Mortgage Assn. 2.437% 2063[3,5]	5,590	5,885
Government National Mortgage Assn. 4.777% 2063[5]	161	171
Government National Mortgage Assn. 5.064% 2063[5]	304	317
Intermediate Bond Fund of America — Page 8 of 16

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 1.396% 2064[3,5]	$943	$958
Government National Mortgage Assn. 2.438% 2064[3,5]	7,694	8,097
Government National Mortgage Assn. 4.759% 2064[5]	1,697	1,786
Government National Mortgage Assn. 5.048% 2064[5]	1,182	1,235
Government National Mortgage Assn. 5.179% 2064[5]	1,242	1,318
Government National Mortgage Assn. 5.407% 2064[5]	592	612
Government National Mortgage Assn. 6.64% 2064[5]	6,230	6,650
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.010% 2062[3,5]	3,621	3,628
		976,993
Commercial mortgage-backed securities 3.05%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,5]	279	279
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,5]	6,915	7,252
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	15,099	15,511
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,5]	9,785	9,916
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.007% 2027[3,4,5]	24,215	24,121
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	11,846	12,040
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,5]	2,275	2,289
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,5]	2,225	2,233
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[3,4,5]	16,248	16,085
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[3,5]	21,640	21,794
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	2,491	2,570
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	10,209	10,760
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,5]	287	287
Hilton USA Trust, Series 2013-HLF, AFL, 1.191% 2030[3,4,5]	19,709	19,677
Hilton USA Trust, Series 2013-HLF, BFL, 1.691% 2030[3,4,5]	4,927	4,930
Hilton USA Trust Series 2013-HLF, CFL, 2.091% 2030[3,4,5]	6,898	6,887
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,5]	19,982	19,984
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,5]	4,250	4,241
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,5]	15,000	14,949
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,491	7,608
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,5]	4,173	4,207
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[3,5]	9,991	10,391
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[3,5]	11,118	11,666
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	4,477	4,516
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.095% 2045[3,5]	6,500	6,620
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,5]	2,537	2,544
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	7,528	7,857
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,5]	3,000	3,106
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[3,5]	4,500	4,849
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.07% 2046[3,5]	5,540	5,604
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	2,485	2,534
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.073% 2049[3,5]	12,250	12,848
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	25,168	25,779
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[5]	4,540	4,593
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	15,000	15,413
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.899% 2043[3,5]	9,324	9,438
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[3,5]	7,500	7,773
		343,151
Other mortgage-backed securities 0.06%
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,5]	6,405	6,822
Intermediate Bond Fund of America — Page 9 of 16

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) 0.01%	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	$182	$198
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	174	187
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	261	280
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	650	690
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	19	19
		1,374
Total mortgage-backed obligations		1,328,340
Asset-backed obligations 7.16%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4,5]	8,360	8,320
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,5]	10,000	10,017
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,5]	15,190	15,216
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	12,500	12,482
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[4,5]	1,135	1,134
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	20,500	20,476
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	4,370	4,376
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	3,370	3,359
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,260	1,258
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.576% 2023[3,4,5]	32,200	32,077
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,5,7]	1,680	1,680
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.601% 2023[3,4,5]	12,760	12,745
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,5]	1,790	1,785
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.544% 2019[3,4,5]	10,756	10,426
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	6,145	6,129
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[5]	10,000	9,972
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,890	4,904
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.837% 2020[3,4,5,7]	55,000	55,006
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.221% 2021[3,4,5,7]	20,245	20,243
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	4,719	4,712
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	15,280	15,267
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	4,200	4,193
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	462	468
Chase Issuance Trust, Series 2015-A-2, Class A, 1.59% 2020[5]	12,000	12,039
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.615% 2026[3,4,5]	1,969	1,966
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[4,5,7]	24,021	23,970
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,5]	7,053	7,100
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[4,5]	971	971
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	9,315	9,381
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	2,000	1,983
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[4,5]	1,595	1,584
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,5]	800	799
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.539% 2023[3,4,5]	16,700	16,621
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,5]	3,891	3,886
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	4,340	4,321
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,5]	8,000	7,986
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	2,445	2,441
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	23,290	23,264
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,5]	1,980	2,001
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,5]	3,460	3,451
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,5]	3,735	3,749
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[4,5]	3,820	3,838
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	1,940	1,930
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	142	146
Intermediate Bond Fund of America — Page 10 of 16

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.595% 2028[3,4,5]	$7,535	$7,540
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	22,000	21,984
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	32,000	31,877
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,5]	3,145	3,130
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,5]	12,986	12,957
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[5]	22,245	22,210
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	3,740	3,735
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	1,842	1,899
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.587% 2023[3,4,5]	6,320	6,302
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.604% 2023[3,4,5]	30,000	29,894
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[4,5]	1,807	1,802
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	26,260	26,213
Mountain View Funding, Series 2006-1-A, Class A-1, CLO, 0.549% 2019[3,4,5]	8,898	8,848
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.549% 2023[3,4,5]	22,921	22,719
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.605% 2025[3,4,5]	50,000	49,207
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[3,5]	1,134	1,050
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-3, 5.715% 2037[3,5]	2,975	2,737
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	4,720	4,721
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	14,763	14,789
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	10,000	10,029
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	13,000	13,032
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	17,600	17,711
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[4,5]	885	898
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[5]	10,050	10,089
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	14,705	14,741
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	18,130	18,222
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	17,510	17,781
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	16,140	16,076
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	10,725	10,747
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	6,750	6,747
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	5,500	5,439
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,825	2,810
		807,608
Bonds & notes of governments & government agencies outside the U.S. 1.33%
Bermuda Government 5.603% 2020	9,194	10,159
Bermuda Government 5.603% 2020[4]	7,000	7,735
Bermuda Government 4.854% 2024[4]	5,275	5,506
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,695
Chilean Government 3.875% 2020	5,000	5,349
Colombia (Republic of) Global 4.50% 2026	5,000	4,956
Indonesia (Republic of) 4.125% 2025[4]	14,000	13,566
Lithuania (Republic of) 7.375% 2020	15,000	17,893
Netherlands Government 1.00% 2017	10,000	10,021
Polish Government 6.375% 2019	2,825	3,256
Polish Government 3.00% 2023	10,000	10,026
Spanish Government 4.00% 2018[4]	20,000	21,010
United Mexican States Government Global 3.60% 2025	15,000	14,858
United Mexican States Government Global, Series A, 4.00% 2023	16,000	16,360
		150,390
Federal agency bonds & notes 0.92%
CoBank, ACB 0.937% 2022[3,4]	935	879
Fannie Mae 0.50% 2016	14,630	14,624
Fannie Mae 1.875% 2018	25,110	25,551
Intermediate Bond Fund of America — Page 11 of 16

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	$1,070	$1,129
Federal Home Loan Bank 5.375% 2016	1,420	1,471
Federal Home Loan Bank 1.75% 2018	25,000	25,329
Freddie Mac 0.75% 2018	10,000	9,935
Freddie Mac 1.25% 2019	25,000	24,686
		103,604
Municipals 0.26%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	10,825	11,004
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,361
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,564
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	5,000	4,945
		28,874
Total bonds, notes & other debt instruments (cost: $10,696,955,000)		10,705,048
Federal agency bonds & notes 0.03% Federal agency bonds & notes 0.03%
CoBank, ACB, Class E, noncumulative[4]	4,000	2,752
Total federal agency bonds & notes (cost: $3,985,000)		2,752
Short-term securities 9.04%
Apple Inc. 0.13%–0.16% due 12/15/2015–1/11/2016[4]	70,800	70,790
Chariot Funding, LLC 0.39% due 12/8/2015[4]	44,000	43,999
Chevron Corp. 0.17%–0.20% due 1/11/2016–1/14/2016[4]	48,700	48,689
Coca-Cola Co. 0.26% due 12/3/2015[4]	16,800	16,800
Danaher Corp. 0.17% due 12/18/2015	15,000	14,999
ExxonMobil Corp. 0.10% due 12/2/2015–12/7/2015	55,400	55,399
Fannie Mae 0.24% due 1/25/2016	20,400	20,394
Federal Home Loan Bank 0.18%–0.37% due 3/21/2016–5/16/2016	119,500	119,274
General Electric Co. 0.09% due 12/1/2015	48,800	48,800
John Deere Financial Ltd. 0.16% due 12/1/2015[4]	6,500	6,500
Pfizer Inc 0.20%–0.24% due 2/2/2016–2/17/2016[4]	206,500	206,415
Procter & Gamble Co. 0.10% due 12/17/2015[4]	4,500	4,500
Regents of the University of California 0.19% due 1/19/2016	27,500	27,491
U.S. Treasury Bills 0.13%–0.31% due 2/18/2016–5/19/2016	325,000	324,624
Wal-Mart Stores, Inc. 0.11% due 12/16/2015[4]	10,400	10,400
Total short-term securities (cost: $1,019,156,000)		1,019,074
Total investment securities 104.06% (cost: $11,720,096,000)		11,726,874
Other assets less liabilities (4.06)%		(457,173)
Net assets 100.00%		$11,269,701
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $4,375,692,000.
Intermediate Bond Fund of America — Page 12 of 16

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 11/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7865%	10/6/2016	$175,000	$(219)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	10,000	1
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7305	10/20/2017	250,000	1,057
Pay	LCH.Clearnet	3-month USD-LIBOR	0.72	10/26/2017	544,000	2,459
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7225	10/26/2017	356,000	1,595
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7655	10/27/2017	250,000	922
Receive	LCH.Clearnet	3-month USD-LIBOR	0.88144	11/9/2017	147,000	(251)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.979	11/12/2017	147,000	12
Receive	LCH.Clearnet	3-month USD-LIBOR	0.947	11/17/2017	57,000	(33)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9915	10/28/2018	100,000	634
Pay	LCH.Clearnet	3-month USD-LIBOR	0.98875	10/29/2018	100,000	639
Pay	LCH.Clearnet	3-month USD-LIBOR	1.062	10/30/2018	150,000	645
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	150,000	942
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	125,000	1,699
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7075	7/1/2019	60,000	763
Receive	LCH.Clearnet	3-month USD-LIBOR	1.814	7/29/2019	125,000	2,051
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	112,000	1,868
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	120,000	1,895
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	127,000	1,875
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	123,000	1,818
Receive	LCH.Clearnet	3-month USD-LIBOR	1.742	8/12/2019	60,000	820
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	92,000	1,837
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	25,000	264
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	11/14/2019	50,000	728
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	96,000	1,351
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5405	1/15/2020	50,000	208
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	1/30/2020	150,000	212
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	20,000	21
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6715	2/13/2020	100,000	911
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	45,000	392
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	58,000	740
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	30,000	225
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	150,000	913
Receive	LCH.Clearnet	3-month USD-LIBOR	1.4213	4/21/2020	150,000	(362)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.654	6/1/2020	23,800	166
Receive	LCH.Clearnet	3-month USD-LIBOR	1.818	6/5/2020	100,000	1,410
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	120,000	1,757
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	150,000	2,370
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	32,200	526
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	92,000	1,051
Pay	LCH.Clearnet	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(224)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6045	7/29/2024	75,000	(3,887)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	26,000	(1,511)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.421	10/30/2024	34,000	(1,233)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.491	11/14/2024	30,000	(1,254)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0255	2/10/2025	75,000	(95)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1955	3/4/2025	75,000	(1,168)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.268	5/26/2025	7,000	(146)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	22,000	(818)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3495	7/31/2025	25,000	(686)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.20311	9/2/2025	75,000	(1,021)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.12	11/9/2025	8,000	(40)
Intermediate Bond Fund of America — Page 13 of 16

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 11/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2395%	11/12/2025	$3,000	$(48)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1565	11/17/2025	200,000	(1,660)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(12,259)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	28,000	(4,118)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	30,000	(4,609)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	1,000	(111)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(1,601)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	24,000	363
Pay	LCH.Clearnet	3-month USD-LIBOR	2.362	3/23/2045	22,750	806
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	500	(46)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9025	7/2/2045	3,500	(288)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.516	10/20/2045	60,000	155
Pay	LCH.Clearnet	3-month USD-LIBOR	2.525	10/20/2045	40,000	24
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	10/26/2045	32,000	(27)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.58245	11/5/2045	120,000	(1,440)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(124)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6575	11/10/2045	25,000	(714)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6965	11/12/2045	1,000	(37)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(347)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.52822	11/23/2045	17,800	—[8]
						$(2,252)
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $266,000,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized appreciation at 11/30/2015 (000)
CDX North American Investment Grade Index Series 24	Intercontinental Exchange, Inc.	1.00%	6/20/2020	$125,000	$893
CDX North American Investment Grade Index Series 25	Intercontinental Exchange, Inc.	1.00	12/20/2020	110,000	153
					$1,046

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $99,183,000, which represented .88% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,519,100,000, which represented 13.48% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $100,899,000, which represented .90% of the net assets of the fund.
[8]	Amount less than one thousand.
Intermediate Bond Fund of America — Page 14 of 16

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
Intermediate Bond Fund of America — Page 15 of 16

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$53,578
Gross unrealized depreciation on investment securities	(54,231)
Net unrealized depreciation on investment securities	(653)
Cost of investment securities	11,727,527

Key to abbreviations
Auth. = Authority
CLO = Collateralized Loan Obligations
Fin. = Finance
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0116O-S49158	Intermediate Bond Fund of America — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2016